Intangible Assets Other Than Goodwill - Summary of Intangible Assets (Detail) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Intangible Assets [Line Items]
Intangible assets	$ 191,441,263	$ 191,221,555	$ 165,114,521
Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	334,904,014	317,349,834
Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(143,462,751)	(126,128,279)
Intangible Assets, Net [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	191,441,263	191,221,555
Easements and Water Rights [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	8,186,463	15,966,278	15,032,077
Easements and Water Rights [Member] | Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	13,227,138	22,169,638
Easements and Water Rights [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(5,040,675)	(6,203,360)
Easements and Water Rights [Member] | Intangible Assets, Net [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	8,186,463	15,966,278
Concession [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	62,011,030	55,400,589	43,584,113
Concession [Member] | Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	78,027,417	68,707,575
Concession [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(16,016,387)	(13,306,986)
Concession [Member] | Intangible Assets, Net [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	62,011,030	55,400,589
Patents, Registered Trademarks and Other Rights
Disclosure Of Intangible Assets [Line Items]
Intangible assets	890,094	1,058,035	200,995
Patents, Registered Trademarks and Other Rights | Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	1,654,706	1,560,467
Patents, Registered Trademarks and Other Rights | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(764,612)	(502,432)
Patents, Registered Trademarks and Other Rights | Intangible Assets, Net [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	890,094	1,058,035
Computer Software [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	113,916,980	112,351,568	94,668,184
Computer Software [Member] | Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	232,572,572	215,606,140
Computer Software [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(118,655,592)	(103,254,572)
Computer Software [Member] | Intangible Assets, Net [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	113,916,980	112,351,568
Other Identifiable Intangible Assets [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	6,436,696	6,445,085	$ 11,629,152
Other Identifiable Intangible Assets [Member] | Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	9,422,181	9,306,014
Other Identifiable Intangible Assets [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(2,985,485)	(2,860,929)
Other Identifiable Intangible Assets [Member] | Intangible Assets, Net [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	$ 6,436,696	$ 6,445,085